Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	51,242,516	50,582,516	62,360,000
Common stock, shares outstanding	51,242,516	50,582,516	62,360,000
Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	1,700,000	2,300,000	0
Preferred stock, shares outstanding	1,700,000	2,300,000	0
Preferred stock, redemption price per share	$ 2.00	$ 2.00	$ 2.00